Ordinary share (Details) - USD ($)										6 Months Ended
		Jan. 28, 2025	Jan. 02, 2025	Dec. 29, 2024	Dec. 26, 2024	Dec. 12, 2024	May 02, 2024	Feb. 08, 2023	Feb. 06, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Nov. 08, 2024	Mar. 12, 2024
Ordinary share (Details) [Line Items]
Share capital authorized (in Dollars)										$ 50,000,000
Ordinary shares, par value (in Dollars per share)													$ 0.00004	$ 0.00004
Ordinary shares, shares issued													1,150,000	870,000
Gross proceeds (in Dollars)										$ 5,883,000	$ 7,266,000
Net proceeds after deduction of costs related to initial public offerings (in Dollars)									$ 14,098,140
Underwriters an option									45 days
Purchase price of ordinary share (in Dollars)		$ 3,400,000		$ 3,125,000	$ 2,800,000	$ 2,700,000	$ 7,266,000
Class A Ordinary Shares [Member]
Ordinary share (Details) [Line Items]
Ordinary shares, authorized	[1]									1,000,000,000		1,000,000,000
Ordinary shares, par value (in Dollars per share)	[1]									$ 0.008		$ 0.008
Ordinary shares, shares issued	[1]									716,825		449,500
Ordinary shares, shares outstanding	[1]									716,825		449,500
Voting rights, description										Each Class A Ordinary Share has one (1) vote
Public offering price per share (in Dollars per share)				$ 0.125
Gross proceeds (in Dollars)		$ 3,052,000	$ 2,831,250	$ 2,831,250	$ 2,529,000	$ 2,426,000	$ 7,266,000
Proceeds from the initial public offering				25,000,000
Purchase and sale of ordinary shares to purchaser		42,500,000		25,000,000	20,000,000	15,000,000	10,380,000
Purchase price (in Dollars per share)		$ 0.08		$ 0.125	$ 0.14	$ 0.18	$ 0.7
Class A Ordinary Shares [Member] | Securities Purchase Agreements Member
Ordinary share (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.00004		$ 0.00004	$ 0.00004	$ 0.00004	$ 0.00004
Class B Ordinary Shares [Member]
Ordinary share (Details) [Line Items]
Ordinary shares, authorized	[1]									250,000,000		250,000,000
Ordinary shares, par value (in Dollars per share)	[1]									$ 0.008		$ 0.008
Ordinary shares, shares issued	[1]									45,000		45,000
Ordinary shares, shares outstanding	[1]									45,000		45,000
Voting rights, description										each Class B Ordinary Share has ten (10) votes
Initial Public Offering [Member]
Ordinary share (Details) [Line Items]
Net proceeds after deduction of costs related to initial public offerings (in Dollars)								$ 14,098,140
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Ordinary share (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.00004
Initial public offering									4,000,000
Public offering price per share (in Dollars per share)									$ 4
Gross proceeds (in Dollars)								$ 16,000,000	$ 16,000,000
Purchase of common stock									600,000
Proceeds from the initial public offering								4,000,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Ordinary share (Details) [Line Items]
Ordinary shares, shares issued												449,500
Ordinary shares, shares outstanding												449,500
Purchase and sale of ordinary shares to purchaser	[2]									212,500	51,900
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Ordinary share (Details) [Line Items]
Ordinary shares, shares issued												45,000
Ordinary shares, shares outstanding												45,000

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.
[2]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.